CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary Shares [Member]	Treasury Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]
BEGINNING BALANCE at Dec. 31, 2012	$ 3,740,756,000	$ 16,581,000	$ (113,000)		$ 3,235,835,000	$ (1,057,000)	$ 134,693,000	$ 354,817,000
BEGINNING BALANCE (in shares) at Dec. 31, 2012		1,658,059,295	(11,267,038)	[1]
Net income (loss) for the year	578,013,000	$ 0	$ 0		0	0	637,463,000	(59,450,000)
Capital contribution from noncontrolling interests	280,000,000	0	0		0	0	0	280,000,000
Foreign currency translation adjustment	(23,399,000)	0	0		0	(14,535,000)	0	(8,864,000)
Change in fair value of interest rate swap agreements	0
Share-based compensation (Note 17)	15,002,000	$ 0	$ 0		14,119,000	0	0	883,000
Shares purchased under trust arrangement for future vesting of restricted shares (Note 15) (in shares)		0	(1,121,838)	[1]
Shares purchased under trust arrangement for future vesting of restricted shares (Note 15)	(8,770,000)	$ 0	$ (8,770,000)		0	0	0	0
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 15) (in shares)		0	378,579	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 15)	0	$ 0	$ 2,965,000		(2,965,000)	0	0	0
Shares issued for future vesting of restricted shares and exercise of share options (Note 15) (in shares)		8,574,153	(8,574,153)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 15)	0	$ 86,000	$ (86,000)		0	0	0	0
Issuance of shares for restricted shares vested (Note 15) (in shares)		0	1,297,902	[1]
Issuance of shares for restricted shares vested (Note 15)	0	$ 0	$ 13,000		(13,000)	0	0	0
Exercise of share options (Note 15) (in shares)		0	3,064,302	[1]
Exercise of share options (Note 15)	4,919,000	$ 0	$ 31,000		4,888,000	0	0	0
Change in shareholding of the Philippine subsidiaries (Note 25)	338,461,000	0	0		227,535,000	0	0	110,926,000
Dividend declared (Note 20)	0
ENDING BALANCE at Dec. 31, 2013	4,924,982,000	$ 16,667,000	$ (5,960,000)		3,479,399,000	(15,592,000)	772,156,000	678,312,000
ENDING BALANCE (in shares) at Dec. 31, 2013		1,666,633,448	(16,222,246)	[1]
Net income (loss) for the year	527,386,000	$ 0	$ 0		0	0	608,280,000	(80,894,000)
Capital contribution from noncontrolling interests	92,000,000	0	0		0	0	0	92,000,000
Foreign currency translation adjustment	(2,468,000)	0	0		0	(1,538,000)	0	(930,000)
Change in fair value of interest rate swap agreements	(19,000)	0	0		0	(19,000)	0	0
Share-based compensation (Note 17)	20,401,000	$ 0	$ 0		18,233,000	0	0	2,168,000
Shares purchased under trust arrangement for future vesting of restricted shares (Note 15) (in shares)		0	(208,278)	[1]
Shares purchased under trust arrangement for future vesting of restricted shares (Note 15)	(1,721,000)	$ 0	$ (1,721,000)		0	0	0	0
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 15) (in shares)		0	467,121	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 15)	0	$ 0	$ 3,648,000		(3,648,000)	0	0	0
Shares repurchased for retirement (Note 15) (in shares)		0	(36,649,344)	[1]
Shares repurchased for retirement (Note 15)	(300,495,000)	$ 0	$ (300,495,000)		0	0	0	0
Retirement of shares (Note 15) (in shares)		(32,931,528)	32,931,528	[1]
Retirement of shares (Note 15)	0	$ (330,000)	$ 271,341,000		(271,011,000)	0	0	0
Issuance of shares for restricted shares vested (Note 15) (in shares)		0	1,068,534	[1]
Issuance of shares for restricted shares vested (Note 15)	0	$ 0	$ 11,000		(11,000)	0	0	0
Exercise of share options (Note 15) (in shares)		0	928,299	[1]
Exercise of share options (Note 15)	2,156,000	$ 0	$ 9,000		2,147,000	0	0	0
Change in shareholding of the Philippine subsidiaries (Note 25)	122,166,000	0	0		57,293,000	0	0	64,873,000
Dividend declared (Note 20)	(342,718,000)	0	0		(189,459,000)	0	(153,259,000)	0
ENDING BALANCE at Dec. 31, 2014	5,041,670,000	$ 16,337,000	$ (33,167,000)		3,092,943,000	(17,149,000)	1,227,177,000	755,529,000
ENDING BALANCE (in shares) at Dec. 31, 2014		1,633,701,920	(17,684,386)	[1]
Net income (loss) for the year	(60,808,000)	$ 0	$ 0		0	0	105,747,000	(166,555,000)
Foreign currency translation adjustment	(9,376,000)	0	0		0	(4,767,000)	0	(4,609,000)
Change in fair value of interest rate swap agreements	(42,000)	0	0		0	(18,000)	0	(24,000)
Share-based compensation (Note 17)	20,850,000	$ 0	$ 0		18,640,000	0	0	2,210,000
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 15) (in shares)		0	466,203	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 15)	0	$ 0	$ 3,732,000		(3,732,000)	0	0	0
Retirement of shares (Note 15) (in shares)		(3,717,816)	3,717,816	[1]
Retirement of shares (Note 15)	0	$ (37,000)	$ 29,154,000		(29,117,000)	0	0	0
Shares issued for future vesting of restricted shares and exercise of share options (Note 15) (in shares)		940,419	(940,419)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 15)	0	$ 9,000	$ (9,000)		0	0	0	0
Issuance of shares for restricted shares vested (Note 15) (in shares)		0	136,809	[1]
Issuance of shares for restricted shares vested (Note 15)	0	$ 0	$ 1,000		(1,000)	0	0	0
Exercise of share options (Note 15) (in shares)		0	1,368,747	[1]
Exercise of share options (Note 15)	2,415,000	$ 0	$ 14,000		2,401,000	0	0	0
Transfer of property and equipment between subsidiaries	0	0	0		3,433,000	0	0	(3,433,000)
Change in shareholding of the Philippine subsidiaries (Note 25)	0	0	0		(9,108,000)	0	0	9,108,000
Dividend declared (Note 20)	(62,850,000)	0	0		0	0	(62,850,000)	0
ENDING BALANCE at Dec. 31, 2015	$ 4,931,859,000	$ 16,309,000	$ (275,000)		$ 3,075,459,000	$ (21,934,000)	$ 1,270,074,000	$ 592,226,000
ENDING BALANCE (in shares) at Dec. 31, 2015		1,630,924,523	(12,935,230)	[1]

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the 2015 Stock Repurchase Program and 2014 Stock Repurchase Program pending for retirement.